Accrued expenses and other current liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Accrued expenses and other current liabilities
Schedule of accrued expenses and other current liabilities

	As of December 31
	2021	2022
	RMB	RMB

Payables to merchants and other partners	1,664,684	2,319,245
Employee compensation and welfare payables	2,253,437	1,821,969
Deposits	1,422,300	1,385,424
Tax payables	1,645,335	1,127,818
Payables related to property and equipment	358,464	298,550
Payables related to service fees	883,770	803,267
Payables related to market and promotion expenses	842,558	814,186
Payables and accruals for other costs and expenses	1,347,077	1,420,875
Others	1,229,597	1,158,587
Total	11,647,222	11,149,921